Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Flight Equipment, Property and Other Equipment
Flight equipment, property and other equipment as of December 31, 2020, and 2019 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Additions	205,289	73,863	6,812	10,118	2,567	11,153	309,803
Disposals	(240,812)	(123,494)	(18,140)	(79,463)	—	(41,451)	(503,360)
Transfers	1,710	2,624	(4,301)	—	414	(447)	—
Reclassification assets held for sale	352,867	—	—	—	—	—	352,867
Revaluation	—	—	—	—	1,074	—	1,074

December 31, 2020	$5,252,110	$546,787	$157,689	$111,982	$142,654	$288,394	$6,499,616

Accumulated depreciation:
December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915
Additions	358,400	88,666	7,307	—	2,752	25,694	482,819
Impairment	—	—	—	—	1,070	—	1,070
Disposals	(38,153)	(114,911)	(6,702)	—	—	(21,966)	(181,732)
Transfers	(1,823)	2,624	(769)	—	414	(446)	—

December 31, 2020	$1,263,644	$202,352	$47,113	$—	$31,723	$143,240	$1,688,072

Net:
December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317

December 31, 2020	$3,988,466	$344,435	$110,576	$111,982	$110,931	$145,154	$4,811,544

Flight equipment, property and other equipment as of December 31, 2019 and December 31, 2018 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276
Adoption IFRS 16	1,010,200	—	—	—	—	69,533	1,079,733

January 1, 2019	$6,254,360	$791,004	$225,841	$260,000	$135,838	$332,966	$8,000,009
Additions	303,476	219,866	16,196	21,324	—	38,198	599,060
Disposals	(48,381)	(114,323)	(43,207)	(95,848)	—	(46,583)	(348,342)
Transfers	18,237	(8,554)	(5,228)	(4,149)	—	(306)	—
Sale of subsidiaries	(31,270)	(5,424)	(198)	—	—	(2,739)	(39,631)
Transfers to assets held for sale	(1,563,366)	(288,775)	(20,086)	—	—	(2,398)	(1,874,625)
Revaluation	—	—	—	—	2,761	—	2,761

December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Accumulated depreciation:
December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959
Additions	341,699	157,572	20,047	—	2,178	26,780	548,276
Impairment	455,794	—	—	—	14,867	—	470,661
Disposals	(39,166)	(111,793)	(12,960)	—	(347)	(28,396)	(192,662)
Transfers	7,682	(6,985)	(637)	—	—	(60)	—
Sale of subsidiaries	(11,560)	(3,597)	(34)	—	—	(1,741)	(16,932)
Transfers to assets held for sale	(837,420)	(174,200)	(16,377)	—	—	(2,390)	(1,030,387)

December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915

Net:
December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317